TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Income before Income Tax, Domestic and Foreign
The components of loss before tax are as follow:

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Loss before tax
Loss from PRC entities	(61,767)	(204,937)	(5,399)
Income/(loss) from overseas entities	14,795	67,604	(103,161)

Total loss before tax	(46,972)	(137,333)	(108,560)

Schedule of Components of Income Tax Expense (Benefit)

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Current income tax expense	25,413	13,300	10,458
Deferred income tax (benefit)/expense	(13,067)	(30,020)	28,840

	12,346	(16,720)	39,298

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	3%	8%	-9%
The effect of change in the tax rate of Jishang Preferred	-76%	26%	0%
Difference in EIT rates of PRC entities	9%	0%	0%
Non-deductible expenses	-4%	-2%	-1%
Additional deduction for research and development expenditures	25%	16%	48%
Share-based compensation	-17%	-23%	-23%
Non-taxable income	7%	0%	0%
Permanent book-tax differences	0%	2%	7%
Change in valuation allowance	2%	-40%	-83%

Effective tax rates	-26%	12%	-36%

Summary of Valuation Allowance
Movement of valuation allowance

	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
	RMB	RMB	RMB
Balance at beginning of the year	(11,153)	(10,004)	(65,225)
Changes of valuation allowance(1)	1,149	(55,221)	(90,925)

Balance at end of the year	(10,004)	(65,225)	(156,150)

(1)
Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2019 and 2020, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards generated by certain unprofitable subsidiaries. As of December 31, 2019 and 2020, valuation allowances of RMB 55,221 and RMB 90,925 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

Summary of Operating Loss Carryforwards	As of December 31, 2020, net operating loss carry forwards from PRC entities will expire as follows:

At December 31,	RMB
2021	41
2022	11,832
2023	484
2024	356,494
2025	258,501

627,352

Deferred tax assets [Member]
Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Net accumulated losses-carry forward	150,990	205,487
Deferred membership program revenue	10,610	—
Refund payable to members	6,721	1,100
Inventory write-downs	110	2,632
Allowance for credit losses	—	3,272
Others	6,961	4,101
Less: valuation allowance	(65,225)	(156,150)

Total deferred tax assets	110,167	60,442

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities
Prepaid member training costs	9,288	—
Gain or loss from changes in fair values	11,312	2,684
Others	3,104	135

Total deferred tax liabilities	23,704	2,819